CONVERTIBLE PROMISSORY NOTE, Summary (Details) - USD ($) $ / shares in Units, $ in Thousands	Apr. 16, 2026	Mar. 31, 2026	Nov. 19, 2025
Accounts and Financing Receivable, after Allowance for Credit Loss, Noncurrent [Abstract]
Aggregate principal amount		$ 780	$ 2,820
Subsequent Event [Member]
Accounts and Financing Receivable, after Allowance for Credit Loss, Noncurrent [Abstract]
Conversion of preferred shares (in shares)	7,500,000
Conversion price (in dollars per share)	$ 0.38